Related Party Transactions (Details Textual) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 10, 2015	Aug. 26, 2015	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Related Party Transaction [Line Items]
Professional Fees	$ 50,000		$ 106,762	$ 58,423		$ 244,742	$ 71,017	$ 114,435
Stock Issued During Period, Value, Issued for Services						$ 137,370
MANN [Member]
Related Party Transaction [Line Items]
Stock Redeemed or Called During Period, Shares		21,885,591
Advisory Agreement Description		the Company entered into an Advisory Agreement with MANN. Such Advisory Agreement provides for MANNs continued and ongoing advisory services to the Company until December 31, 2015 and MANN will be paid Twenty-Five Thousand Dollars ($25,000) for providing such Advisory Services, which is due and payable on or before December 31, 2015. If such Advisors Fee is not paid within Four (4) Months following the end of the Term, the Company may elect to issue MANN Twenty-Five Thousand Dollars ($25,000) worth of the Companys common stock as payment in full for services rendered under this Agreement.
Professional Fees		$ 25,000
Stock Issued During Period, Value, Issued for Services		$ 25,000
Broadcasting Institute of Maryland [Member]
Related Party Transaction [Line Items]
Business Combination, Consideration Transferred, Total					$ 52,037
Convertible Notes Payable [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			0.00%			0.00%
Debt Instrument, Term						36 months		36 months